Expense Example - Harbor Active Small Cap Growth ETF - NONE or SAME	Dec. 17, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 82
Expense Example, with Redemption, 3 Years	$ 255